Leases (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Lease, Cost
The components of lease related costs for the three and nine months ended September 30, 2021 are as follows (in thousands):

	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Operating lease cost	$2,350	$7,118
Variable lease cost	565	1,715
Operating lease cost	2,915	8,833
Short-term lease cost	1	88
Total lease cost	$2,916	$8,921

Schedule of Operating Lease Liability, Maturity
As of September 30, 2021, future minimum payments for the next five years and thereafter are as follows (in thousands):

Operating Leases
Remaining period in 2021 (three months)	$2,343
Year ended December 31, 2022	9,597
Year ended December 31, 2023	9,898
Year ended December 31, 2024	9,405
Year ended December 31, 2025	5,830
Thereafter	29,732
Future minimum lease payments	$66,805
Less: present value discount	(20,736)
Operating lease liabilities	$46,069

The Company leases space in Irvine, California; Los Angeles, California; Denver, Colorado; New York, New York; Ontario, Canada; and Barcelona, Spain. Minimum lease obligations under noncancelable operating leases, which expire at various dates through the year ended 2031, are as follows:

Years ending December 31,
2021	8,225,436
2022	9,605,487
2023	9,897,648
2024	9,405,482
2025 and beyond	35,561,951
$72,696,004